Operating segments - Summary of single operating segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of operating segments [line items]
Revenue	$ 69,823	$ 66,053
RxCrossroads
Disclosure of operating segments [line items]
Revenue	68,917	63,909
Others
Disclosure of operating segments [line items]
Revenue	$ 906	$ 2,144